FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Transfer out of Level 3	$ (7)
Total (losses) gains
Changes in unrealized gains relating to assets at the end of the period, included in other comprehensive income (loss)		8
Textile Effects
Total (losses) gains
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility		53
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	27	19
Transfer out of Level 3	(27)
Total (losses) gains
Included in other comprehensive income (loss)		8
Balance at end of period		$ 27